LARGE CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS                                        October 31, 2000



ISSUER                                                 SHARES          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 87.9%
--------------------------------------------------------------------------------
CAPITAL GOODS -- 7.4%
--------------------------------------------------------------------------------
Emerson Electric Co.                                    4,004       $   294,044
General Electric Co.                                    5,009           274,557
Honeywell, Inc.                                         3,000           161,437
United Technologies Corp.                               3,200           223,400
                                                                    -----------
                                                                        953,438
COMMUNICATION EQUIPMENT
  & SERVICES -- 10.8%
--------------------------------------------------------------------------------
AT&T Corp.                                              7,256           168,248
Alltel Corp.                                            2,486           160,192
Bellsouth Corp.                                         3,046           147,160
SBC Communications, Inc.                                7,788           449,270
Sprint Corp.                                            6,481           165,265
Verizon Communications                                  5,198           300,509
                                                                    -----------
                                                                      1,390,644
CONSUMER CYCLICALS -- 3.3%
--------------------------------------------------------------------------------
McGraw-Hill
  Companies, Inc.                                       6,653           427,039
                                                                    -----------
CONSUMER STAPLES -- 6.7%
--------------------------------------------------------------------------------
Gillette Co.                                            6,500           226,687
Kimberly-Clark Corp.                                    3,781           249,546
PepsiCo, Inc.                                           8,000           387,500
                                                                    -----------
                                                                        863,733
ENERGY -- 9.8%
--------------------------------------------------------------------------------
Chevron Corp.                                           4,603           378,021
Conoco Inc., Class A                                   10,849           280,040
El Paso Energy Corp.                                    2,003           125,563
Exxon Mobil Corp.                                       3,545           316,170
Halliburton Co.                                         4,111           152,364
                                                                    -----------
                                                                      1,252,158
FINANCE -- 18.6%
--------------------------------------------------------------------------------
Bank of America Corp.                                   6,235           299,670
Chase Manhattan Corp.                                   7,927           360,679
Chubb Corp.                                             4,896           413,406
Federal National Mortgage
  Association                                           1,104            85,008
Hartford Financial Services
  Group                                                 4,700           349,856
Marsh & McLennan
  Companies, Inc.                                       3,214           420,230
Mellon Financial Corp.                                  6,611           318,981
Merrill Lynch & Co, Inc.                                2,005           140,350
                                                                    -----------
                                                                      2,388,180
HEALTHCARE -- 6.7%
--------------------------------------------------------------------------------
American Home
  Products Corp.                                        6,260           397,510
Bristol-Myers Squibb Co.                                6,000           365,625
Johnson & Johnson                                       1,002            92,309
                                                                    -----------
                                                                        855,444
RAW & INTERMEDIATE MATERIALS -- 9.0%
--------------------------------------------------------------------------------
Alcoa Inc.                                              8,167           234,291
Dow Chemical Co.                                        5,969           182,801
E. I. du Pont de
  Nemours & Co.                                         5,634           255,643
Illinois Tool Works Inc.                                2,200           122,237
International Paper Co.                                 9,798           358,852
                                                                    -----------
                                                                      1,153,824
TECHNOLOGY -- 3.9%
--------------------------------------------------------------------------------
First Data Corp.                                        2,007           100,601
International Business
  Machines                                              2,000           197,000
Pitney Bowes Inc.                                       6,898           204,784
                                                                    -----------
                                                                        502,385
TRANSPORTATION -- 2.7%
--------------------------------------------------------------------------------
Union Pacific Corp.                                     7,387           346,266
                                                                    -----------
UTILITIES -- 9.0%
--------------------------------------------------------------------------------
Duke Energy Co.                                         4,505           389,401
Exelon Corp.                                            6,023           362,133
Williams Companies Inc.                                 9,740           407,254
                                                                    -----------
                                                                      1,158,788
TOTAL COMMON STOCKS
  (Identified Cost
  $11,090,455)                                                       11,291,899
                                                                    -----------
SHORT-TERM OBLIGATIONS -- 12.8%
--------------------------------------------------------------------------------
Student Loan Marketing Discount
  Note 6.45% due 11/01/00                                             1,650,000
                                                                    -----------
TOTAL INVESTMENTS
  (Identified Cost
  $12,740,455)                                          100.7%       12,941,899
OTHER ASSETS,
  LESS LIABILITIES                                       (0.7)          (91,143)
                                                        -----       -----------
NET ASSETS                                              100.0%      $12,850,756
                                                        =====       ===========

See notes to financial statements

LARGE CAP VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2000
================================================================================
ASSETS:
Investments at value (Note 1A) (Identified Cost,                    $12,740,455)
Cash                                                                        593
Dividends receivable                                                    194,301
--------------------------------------------------------------------------------
  Total assets                                                       13,136,793
--------------------------------------------------------------------------------
LIABILITIES:
Payable to affiliates--Management fees (Note 2)                          41,303
Accrued expenses and other liabilities                                  244,734
--------------------------------------------------------------------------------
  Total liabilities                                                     286,037
--------------------------------------------------------------------------------
NET ASSETS                                                          $12,850,756
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                            $12,850,756
================================================================================


LARGE CAP VALUE PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2000
================================================================================
Investment Income: (Note 1B)
Dividend income (net of foreign withholding
  tax of $9,600)                                        $4,339,834
Interest income                                                           41,149
--------------------------------------------------------------------------------
                                                                      $4,380,983
EXPENSES:
Management fees (Note 2)                                 1,172,965
Custody and fund accounting fees                           165,715
Legal fees                                                  60,490
Audit fees                                                  34,200
Trustees fees                                               12,906
Other                                                        2,187
--------------------------------------------------------------------------------
  Total expenses                                                       1,448,463
--------------------------------------------------------------------------------
Net investment income                                                  2,932,520
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain from investment transactions           1,518,624
Net unrealized depreciation of investments                (540,119)
--------------------------------------------------------------------------------
    Net realized and unrealized gain on investments                      978,505
--------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                  $3,911,025
================================================================================

See notes to financial statements

LARGE CAP VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                            YEAR ENDED
                                                            OCTOBER 31,
                                                   -----------------------------
                                                       2000            1999
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                              $  2,932,520    $  2,045,703
Net realized gain (loss) on investment
  transactions                                        1,518,624      (9,875,483)
Net unrealized appreciation (depreciation)
  of investments                                       (540,119)      2,601,041
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                           3,911,025      (5,228,739)
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions (Note 1)                 13,947,773     249,127,874
Value of withdrawals                               (280,827,130)    (97,340,274)
--------------------------------------------------------------------------------
Net increase(decrease) in net assets
  from capital transactions                        (266,879,357)    151,787,600
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS:             (262,968,332)    146,558,861
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                 275,819,088     129,260,227
--------------------------------------------------------------------------------
End of period                                      $ 12,850,756    $275,819,088
================================================================================


LARGE CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                                FOR THE PERIOD
                                              YEAR ENDED       NOVEMBER 1, 1997
                                             OCTOBER 31,         (COMMENCEMENT
                                         -------------------   OF OPERATIONS) TO
                                           2000       1999     OCTOBER 31, 1998
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                        $ 12,850   $275,819          $129,260
Ratio of expenses to average net assets      0.74%      0.75%             0.78%
Ratio of net investment income to
  average net assets                         1.50%      1.34%             1.20%
Portfolio turnover                             18%        74%               61%
================================================================================

See notes to financial statements

LARGE CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS


1. SIGNIFICANT ACCOUNTING POLICIES Large Cap Value Portfolio (the "Portfolio"), a separate series of Asset Allocation Portfolios (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank, N.A. ("Citibank").

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A. INVESTMENT SECURITY VALUATIONS Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sale prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

     B. INCOME Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.

     C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral. There were no repurchase agreements held by the Portfolio at October 31, 2000.

LARGE CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)

     E. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank. Expenses incurred by the Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

     F. OTHER Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses on investment transactions are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. Citibank has delegated the daily management of the Portfolio to SSBCiti Fund Management LLC (the "Subadviser"), an affiliate of Citibank. Citibank is a wholly-owned subsidiary of Citigroup Inc.

     The management fees paid to Citibank amounted to $519,562 for the year ended October 31, 2000. Citibank management fees are computed at the annual rate of 0.60% of the Portfolio's average daily net assets less the aggregate amount payable by the Portfolio's Trust pursuant to the Sub-Management Agreement with the Subadviser. The Portfolio pays the Subadviser the following fee, which is accrued daily and payable monthly and is at the annual rates equal to the percentages of the aggregate assets of the Portfolio allocated to the
Subadviser: 0.65% on the first $10 million; 0.50% on the next $10 million; 0.40% on the next $10 million; and 0.30% on assets in excess of $30 million. The fees paid to the Subadviser amounted to $653,403 for the year ended October 31, 2000.

     The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. PURCHASES AND SALES OF INVESTMENTS  Purchases and sales of investments, other
than  short-term   obligations,   aggregated   $33,541,422   and   $293,744,511,
respectively, for the year ended October 31, 2000.

LARGE CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (Continued)


4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at October 31, 2000, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                      $12,740,455
================================================================================
Gross unrealized appreciation                                       $ 1,469,197
Gross unrealized depreciation                                        (1,267,753)
--------------------------------------------------------------------------------
Net unrealized appreciation                                         $   201,444
================================================================================

5. LINE OF CREDIT The Portfolio, along with various other Funds and Portfolios in the family of funds, entered into an ongoing line of credit agreement with a bank which allows the Funds and Portfolios collectively to borrow up to $75 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund or portfolio executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended October 31, 2000, the commitment fee allocated to the Portfolio was $590. Since the line of credit was established, there have been no borrowings.

6. SUBSEQUENT EVENT The Portfolio is expected to cease its operations on or about December 15, 2000 and remit any remaining capital balances to existing holders of beneficial interest in Portfolio at such time of liquidation.

LARGE CAP VALUE PORTFOLIO
INDEPENDENT AUDITORS' REPORT


TO THE TRUSTEES AND INVESTORS OF ASSET ALLOCATION PORTFOLIOS (THE "TRUST"), WITH RESPECT TO ITS SERIES, LARGE CAP VALUE PORTFOLIO:

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Large Cap Value Portfolio (the "Portfolio"), a series of Asset Allocation Portfolios, at October 31, 2000, and the related statements of operations and of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform an audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

     In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio at October 31, 2000, the results of its operations and the changes in its net assets and the financial highlights for the periods indicated, in accordance with accounting principles generally accepted in the United States of America.

     As more fully described in Note 6, the Portfolio is expected to cease operations and liquidate on or about December 15, 2000.


PricewaterhouseCoopers LLP
Chartered Accountants
Toronto, Ontario
December 14, 2000

HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS                                        October 31, 2000

                                                    PRINCIPAL
ISSUER                                                AMOUNT           VALUE
--------------------------------------------------------------------------------
FIXED INCOME -- 102.8%
--------------------------------------------------------------------------------
DOMESTIC CORPORATIONS -- 100.5%
--------------------------------------------------------------------------------
AEROSPACE-- 2.8%
--------------------------------------------------------------------------------
Hexcel Corp.
  9.75% due 1/15/09+                                 $ 63,000       $    58,275
Sequa Corp.
  9.00% due 8/01/09                                    55,000            53,625
                                                                    -----------
                                                                        111,900
                                                                    -----------
AUTOMOTIVE -- 2.6%
--------------------------------------------------------------------------------
Federal Mogul Corp.
  7.50% due 1/15/09                                    63,000            15,750
J.L. French Automotive Castings
  11.50% due 6/01/09+                                  55,000            32,450
Lear Corp.
  8.11% due 5/15/09+                                   63,000            56,508
                                                                    -----------
                                                                        104,708
                                                                    -----------
CABLE & OTHER MEDIA -- 13.5%
--------------------------------------------------------------------------------
CSC Holdings Inc.
  9.875% due 2/15/13+                                  63,000            64,260
Charter Communications Holdings*
  9.92% due 4/01/11+                                  126,000            72,450
Frontiervision Holdings LP
  11.875% due 9/15/07                                 126,000           107,730
JH Heafner Co.
  10.00% due 05/15/08                                 173,000            27,680
NTL Inc.
  Zero Coupon
  due 4/01/08+                                        252,000           146,160
Telewest plc
  Zero Coupon
  due 10/01/07                                        108,000            95,040
Telewest Communications
  Zero Coupon
  due 04/15/09                                         47,000            23,030
                                                                    -----------
                                                                        536,350
                                                                    -----------
CAPITAL GOODS/BUILDING PRODUCTS-- 3.3%
--------------------------------------------------------------------------------
Jordan Industries Inc.-
  Series D
  10.375% due 8/01/07                                 141,000           131,130
                                                                    -----------
CHEMICALS -- 2.6%
--------------------------------------------------------------------------------
Aqua Chemicals Inc.
  11.25% due 7/01/08                                   39,000            26,520
Lyondell Chemical Co.
  9.875% due 5/01/07                                   47,000            45,825
Radnor Holdings Corp.
  10.00% due 12/01/03                                  33,000            29,205
                                                                    -----------
                                                                        101,550
                                                                    -----------
CONSUMER PRODUCTS/TOBACCO -- 13.7%
--------------------------------------------------------------------------------
French Fragrances Inc.
  10.375% due 5/15/07                                  66,000            64,350
Home Interiors Gifts Inc.
  10.125% due 6/01/08                                  90,000            29,700
Mail Well Corp.
  8.75% due 12/15/08                                   63,000            46,620
Polaroid Corp.
  11.50% due 2/15/06                                   33,000            26,070
Revlon Consumer
  Products Corp.
  9.00% due 11/01/06                                  126,000            89,460
Simmons Co.
  10.25% due 3/15/09                                   16,000            14,880
Triarc Consumer
  Products Group
  10.25% due 2/15/09+                                  63,000            70,245
United Industries Corp.
  9.875% due 4/01/09+                                 126,000            52,762
United International
  Holdings Inc.
  10.75% due 2/15/08                                  252,000           151,200
                                                                    -----------
                                                                        545,287
                                                                    -----------
ENERGY -- 8.0%
--------------------------------------------------------------------------------
Canadian First Oil Ltd
  8.75% due 9/15/07                                    63,000            60,795
Key Energy Services Inc.
  14.00% due 1/15/09                                   38,000            42,940
Lomak Petroleum Inc.
  8.75% due 1/15/07                                    63,000            59,063
Plains Resources  Inc.
  10.25% due 3/15/06+                                  54,000            54,270
Snyder Oil Corp.
  8.75% due 6/15/07                                    33,000            34,054
Western Gas Resources
  10.00% due 6/15/09+                                  65,000            67,600
                                                                    -----------
                                                                        318,722
                                                                    -----------

HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                            October 31, 2000

                                                    PRINCIPAL
ISSUER                                                AMOUNT           VALUE
--------------------------------------------------------------------------------
FINANCIAL -- 3.0%
--------------------------------------------------------------------------------
Avis Group Holdings Inc.
  11.00% due 5/01/09+                                $ 63,000       $    67,095
Contifinancial Corp.
  8.375% due 8/15/03++                                252,000            34,650
Derby Cycle Corp.
  Lyon Investments
  10.00% due 5/15/08                                   66,000            16,500
                                                                    -----------
                                                                        118,245
                                                                    -----------
FOOD/BEVERAGE/BOTTLING -- 2.2%
--------------------------------------------------------------------------------
B & G Foods
  Indications Corp.
  9.625% due 8/01/07                                  126,000            88,515
                                                                    -----------
GAMING -- 8.8%
--------------------------------------------------------------------------------
Harrahs Operations Inc.
  7.875% due 12/15/05                                  60,000            58,200
MGM Grand Inc.
  9.75% due 6/01/07                                    23,000            23,834
Majestic Star Casino LLC
  10.875% due 7/01/06+                                 63,000            55,440
Sun International Ltd
  9.00% due 3/15/07                                    96,000            89,640
Waterford Gaming
  Finance Corp. , LLC
  9.50% due 3/15/10+                                  124,000           121,210
                                                                    -----------
                                                                        348,324
                                                                    -----------
HEALTHCARE -- 3.2%
--------------------------------------------------------------------------------
Fresenius Medical Care
  Capital Trust
  9.00% due 12/01/06                                   63,000            61,740
Tenet Healthcare Corp.
  9.25% due 1/01/10                                    63,000            65,992
                                                                    -----------
                                                                        127,732
                                                                    -----------
HOUSING RELATED -- 1.4%
--------------------------------------------------------------------------------
CB Richard Ellis Services Inc.
  8.875% due 6/01/06                                   63,000            54,653
                                                                    -----------
INDUSTRIAL -- 0.6%
--------------------------------------------------------------------------------
Psinet Inc.
  11.50% due 11/01/08                                  49,000            24,500
                                                                    -----------
LODGING/LEISURE -- 3.7%
--------------------------------------------------------------------------------
HMH Properties Inc.-
  Series C
  8.45% due 12/01/08                                  126,000           119,385
Moll Industries Inc.
  10.50% due 6/01/08                                   96,000            25,920
                                                                    -----------
                                                                        145,305
                                                                    -----------
METALS/MINING/STEEL -- 2.6%
--------------------------------------------------------------------------------
Owens Illinois Inc.
  7.50% due 5/15/10                                    63,000            41,580
P&L Coal Holdings Corp.
  8.875% due 5/15/08                                   63,000            62,055
                                                                    -----------
                                                                        103,635
                                                                    -----------
PAPER/FOREST PRODUCTS -- 1.6%
--------------------------------------------------------------------------------
Tembec Finance Corp.
  9.875% due 9/30/05                                   63,000            63,630
                                                                    -----------
PUBLISHING/PRINTING -- 3.1%
--------------------------------------------------------------------------------
Hollinger International
  Publishing Inc.
  9.25% due 3/15/07                                   126,000           124,740
                                                                    -----------
RETAIL -- 4.3%
--------------------------------------------------------------------------------
Acetex
  9.75% due 10/01/03                                   33,000            30,855
Cole National Group Inc.
  8.625% due 8/15/07                                   33,000            19,800
Finlay Fine Jewelry Corp.
  8.375% due 5/01/08                                  126,000           114,975
Key Plastics Inc.
  10.25% due 3/15/07++                                 63,000             5,828
                                                                    -----------
                                                                        171,458
                                                                    -----------
SERVICES/OTHER -- 4.3%
--------------------------------------------------------------------------------
Allied Waste
  North American Inc.
  10.00% due 8/01/09+                                  63,000            53,235
Integrated Electrical Service
  9.375% due 2/01/09+                                  62,000            55,180
Pierce Leahy Command Co.
  8.125% due 5/15/08                                   63,000            58,511
Safety Kleen Services Inc.
  9.25% due 6/01/08++                                 126,000             2,047
                                                                    -----------
                                                                        168,973
                                                                    -----------
TELECOMMUNICATIONS -- 11.5%
--------------------------------------------------------------------------------
Global Crossing Holdings Ltd
  9.15% due 11/15/06                                   47,000            44,885
  9.50% due 11/15/09                                   16,000            15,240
ICG Holdings Inc.
  Zero Coupon
  due 5/01/06*                                         54,000             8,100

HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                            October 31, 2000


                                                    PRINCIPAL
ISSUER                                                AMOUNT           VALUE
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- (CONT'D)
--------------------------------------------------------------------------------
Intermedia
  Communications Inc.
  9.50% due 3/01/09+                                 $ 63,000       $    61,425
Leap Wireless
  International Inc.
  12.50% due 4/15/10+                                  33,000            23,100
Nextel Communications Inc.
  Zero Coupon
  due 10/31/07                                        189,000           145,530
Price Communications
  Wireless Inc. Series B
  9.125% due 12/15/06                                  96,000            95,520
Rogers Cantel
  9.375% due 6/01/08                                   63,000            63,630
                                                                    -----------
                                                                        457,430
TRANSPORTATION -- 0.4%
--------------------------------------------------------------------------------
Holt Group Inc.
  9.75% due 1/15/06+                                  126,000            16,537
                                                                    -----------

UTILITIES -- 3.3%
--------------------------------------------------------------------------------
Azurix Corp.
  10.75% due 2/15/10+                                  63,000            57,330
Calpine Corp.
  7.875% due 4/01/08                                   79,000            75,155
                                                                    -----------
                                                                        132,485
MORTGAGE OBLIGATIONS -- 2.3%
--------------------------------------------------------------------------------
MORTGAGE BACKED
SECURITIES/PASSTHROUGHS -- 2.3%
--------------------------------------------------------------------------------
Airplane Trust
  10.875% due 3/15/19                                 123,700            93,323
                                                                    -----------
TOTAL FIXED INCOME
  (Identified Cost $5,389,362)                                        4,089,132

ISSUER                                               WARRANTS           VALUE
--------------------------------------------------------------------------------
WARRANTS -- 0.1%
--------------------------------------------------------------------------------
Leap Wireless International Inc.
  8.00% Expires 4/15/10
  (Identified Cost $75,992)                               250       $     2,000
                                                                    -----------
Total Investments
  (Identified Cost
  $5,465,354)                                           102.8%        4,091,132

Other Assets,
  Less Liabilities                                       (2.8)         (112,674)
                                                        -----       -----------
  Net Assets                                            100.0%      $ 3,978,458
                                                        =====       ===========

+ Rule 144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. As of October 31, 2000 the amount of securities classified as 144A amounted to 29.8% of the total net assets. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

++ Bond is in default

*  Step bond

See notes to financial statements

HIGH YIELD PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2000
================================================================================
ASSETS:
Investments at value (Note 1A) (Identified Cost, $5,465,354)         $ 4,091,132
Interest receivable                                                      132,657
--------------------------------------------------------------------------------
  Total assets                                                         4,223,789
--------------------------------------------------------------------------------
LIABILITIES:
Payable to the custodian                                                 219,017
Payable to affiliates--Management fees (Note 2)                            8,865
Accrued expenses and other liabilities                                    17,449
--------------------------------------------------------------------------------
  Total liabilities                                                      245,331
--------------------------------------------------------------------------------
NET ASSETS                                                           $ 3,978,458
--------------------------------------------------------------------------------
REPRESENTED BY:
Paid-in capital for beneficial interests                             $ 3,978,458
================================================================================


HIGH YIELD PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2000
-------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest Income (Note 1B)                                           $ 5,812,970

EXPENSES:
Management fees (Note 2)                               $   342,424
Custody and fund accounting fees                            70,748
Legal fees                                                  18,803
Audit fees                                                   7,990
Trustees fees                                                6,165
Other                                                        4,829
-------------------------------------------------------------------------------
  Total expenses                                           450,959
Less aggregate amounts waived by the Manager (Note 2)      (82,184)
-------------------------------------------------------------------------------
Net expenses                                                            368,775
-------------------------------------------------------------------------------
Net investment income                                                 5,444,195
-------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss from investment transactions          (5,994,878)
Unrealized appreciation of investments                   6,520,040
-------------------------------------------------------------------------------
Net realized and unrealized gain on investments                         525,162
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 5,969,357
-------------------------------------------------------------------------------

See notes to financial statements

HIGH YIELD PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                                FOR THE PERIOD
                                                                  MAY 3, 1999
                                                                 (COMMENCEMENT
                                                   YEAR ENDED    OF OPERATIONS)
                                                   OCTOBER 31,        TO
                                                      2000      OCTOBER 31, 1999
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                             $ 5,444,195     $  4,122,024
Net realized loss on investment transactions       (5,994,878)        (568,901)
Unrealized appreciation (depreciation)
  of investments                                    6,520,040       (7,894,262)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         5,969,357       (4,341,139)
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                           476,753      137,682,126
Value of withdrawals                              (82,620,209)     (53,188,430)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  capital transactions                            (82,143,456)      84,493,696
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS             (76,174,099)      80,152,557
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                80,152,557               --
--------------------------------------------------------------------------------
End of period                                     $ 3,978,458     $ 80,152,557
================================================================================


HIGH YIELD PORTFOLIO
FINANCIAL HIGHLIGHTS

================================================================================
                                                                 FOR THE PERIOD
                                                                   MAY 3, 1999
                                                                  (COMMENCEMENT
                                                  YEAR ENDED     OF OPERATIONS)
                                                  OCTOBER 31,          TO
                                                     2000       OCTOBER 31, 1999
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)              $3,978          $80,153
Ratio of expenses to average net assets                  0.70%            0.70%*
Ratio of net investment income to average
  net assets                                            10.33%            8.42%*
Portfolio turnover                                         42%              41%
Note: If agents of the Portfolio had not
  voluntarily waived a portion of their
  fees during the period indicated, the
  ratios would have been as follows:
RATIOS:
Expenses to average net assets                           0.86%            0.79%*
Net investment income to average net assets             10.17%            8.33%*
================================================================================
*Annualized

See notes to financial statements

HIGH YIELD PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies High Yield Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank, N.A. ("Citibank").

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. INVESTMENT SECURITY VALUATIONS Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

   B. INCOME Interest income consists of interest accrued adjusted for amortization of premium or accretion of original issue discount and market discount on long-term debt securities when required for U.S. federal income tax purposes. The Portfolio may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

   C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

HIGH YIELD PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)

   D. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

   E. Expenses The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank. Expenses incurred by the Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   F. OTHER   Investment  transactions  are  accounted  for  on  the  date   the
investments are purchased or sold. Realized gains and losses on investment transactions are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. Citibank delegated the daily management of the Portfolio to Salomon Brothers Asset Management Inc. (the "Subadviser"), an affiliate of Citibank. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The management fee paid to Citibank, amounted to $104,604, of which $82,184 was voluntarily waived for the year ended October 31, 2000. Citibank management fees are computed at the annual rate of 0.65% of the Portfolio's average daily net assets less the aggregate amount (if any) payable by the Portfolio Trust pursuant to the Sub-management Agreement with the Subadviser. The Portfolio pays the Subadviser the following fees, which are accrued daily and payable monthly and are at the annual rates equal to a percentage of the aggregate assets of the Portfolio allocated to the Subadviser: 0.45% on first $100 million, 0.40% on remaining assets. The fees paid to the Subadviser amounted to $237,820 for the year ended October 31, 2000.

HIGH YIELD PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)

3. PURCHASES AND SALES OF INVESTMENTS  Purchases and sales of investments, other
than   short-term   obligations,   aggregated   $20,669,298   and   $99,363,262,
respectively, for the year ended October 31, 2000.

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at October 31, 2000, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                      $ 5,465,354
================================================================================
Gross unrealized appreciation                                       $    33,386
Gross unrealized depreciation                                        (1,407,608)
-------------------------------------------------------------------------------
Net unrealized depreciation                                         $(1,374,222)
================================================================================

5. LINE OF CREDIT The Portfolio, along with various other Funds and Portfolios in the family of funds, entered into an ongoing line of credit agreement with a bank which allows the Funds and Portfolios collectively to borrow up to $75 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund or portfolio executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended October 31, 2000, the commitment fee allocated to the Portfolio was $155. Since the line of credit was established, there have been no borrowings.

6. SUBSEQUENT EVENT The Portfolio is expected to cease its operations on or about December 15, 2000 and remit any remaining capital balances to existing holders of beneficial interest in Portfolio at such time of liquidation.

HIGH YIELD PORTFOLIO
INDEPENDENT AUDITORS' REPORT


TO THE TRUSTEES AND INVESTORS OF THE PREMIUM PORTFOLIOS (THE "TRUST"), WITH RESPECT TO ITS SERIES, HIGH YIELD PORTFOLIO:

   We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of High Yield Portfolio (the "Portfolio"), a series of The Premium Portfolios, at October 31, 2000, and the related statements of operations and of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform an audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

   In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio at October 31, 2000 and the results of its operations and the changes in its net assets and the financial highlights for the periods indicated, in accordance with accounting principles generally accepted in the United States of America.

   As more fully described in Note 6, the Portfolio is expected to cease operations and liquidate on or about December 15, 2000.


PricewaterhouseCoopers LLP
Chartered Accountants
Toronto, Ontario
December 14, 2000



16